Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Significant Accounting Policies
Significant Accounting Policies

2.Significant Accounting Policies

a)Basis of presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Security and Exchange Commission and accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these statements should be read in conjunction with the Group’s audited consolidated financial statements for the year ended December 31, 2021 filed on April 29, 2022.

b)Principles of consolidation

The condensed consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of VIEs for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, VIEs and subsidiaries of VIEs have been eliminated upon consolidation.

c)Use of estimates

The preparation of the Group’s condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the condensed consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to determining the provision for accounts receivable, provision for prepayment and other current assets, assessment for valuation allowance of deferred tax assets, valuation and recognition of share-based compensation expenses, impairment assessment on goodwill and long-lived assets, long-term investments, and initial measurement of guarantee liabilities at fair value.

d)Convenience Translation

Translations of balances in the condensed consolidated balance sheets, condensed consolidated statements of operations and comprehensive loss and condensed consolidated statements of cash flows from RMB into US$ as of and for the six months ended June 30, 2022 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.6981 representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on June 30, 2022. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2022, or at any other rate.

2.Significant Accounting Policies (Continued)

e)Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Group’s goodwill as of December 31, 2021 and June 30,2021 was related to its acquisition of Longye in January 2020. In accordance with ASC 350, Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

Goodwill is tested for impairment at the reporting unit level on an annual basis (December 31 for the Group) and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

Management has determined that the Group has one reporting unit within the entity at which goodwill is monitored for internal management purposes. Starting from January 1, 2020, the Group adopted ASU 2017-04, which simplifies the accounting for goodwill impairment by eliminating Step 2 from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step 2 to measure the impairment loss. Management evaluated the recoverability of goodwill by performing a qualitative assessment before using the quantitative impairment test approach at the reporting unit level. Based on an assessment of the qualitative factors, management determined that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount as of June 30, 2022. Therefore, management performed quantitative assessment and did not record any impairment loss for the six months ended ended June 30, 2022 as the fair value of the reporting unit is in excess of its carrying value.

If the Group reorganizes its reporting structure in a manner that changes the composition of its reporting units, goodwill is reassigned based on the relative fair value of each of the affected reporting units.

f)Long-lived assets

Long-lived assets or asset group, including intangible assets with finite lives, are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.RMB 15.6 million impairment charge related to long-lived assets was recognized for the six months ended June 30, 2022.

2.Significant Accounting Policies (Continued)

g)Revenue recognition

The Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services using the five steps defined under ASC Topic 606.

The Group determines revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;
●	identification of the performance obligations in the contract;
●	determination of the transaction price;
●	allocation of the transaction price to the performance obligations in the contract; and
●	recognition of revenue when, or as, the Group satisfies a performance obligation

Revenue is recognized upon transfer of control of promised goods or services to a customer.

Revenue is recorded net of Value Added Tax (“VAT”) and related surcharges collected from customers, which are subsequently remitted to government authorities.

Offline marketing services revenue

Auto shows revenue

The Group’s online website and offline infrastructure allow them to organize auto shows, which aim at facilitating transactions between consumers and industry customers that includes auto dealers, automakers and automotive service providers. The Group charges a fixed admission fee per auto show event from its industry customers for arranging, decorating and providing booth space at auto shows. The Group has identified one performance obligation for the transaction - providing a decorated venue for auto dealers, automakers and automotive service providers, as the individual service promised in auto show contracts are not distinct individually. As the Group has control of the auto show services and discretion in establishing the price of auto show admission fee to auto dealers, automakers and other automotive service providers, it is considered to be a principal in accordance with ASC 606. The auto shows revenue is recognized on a straight-line basis over the period of the contract, which is usually from two days to four days, when the services are provided.

Special promotion events revenue

The Group provides integrated services to support auto dealers’ own special promotion events during a specific period. The services include event planning and execution, marketing, training and onsite coaching, etc. The Group charges a fixed service fee per special promotion event. The Group has identified one performance obligation as the individual service promised in service contracts are not distinct individually. As the Group has control of the service and discretion in establishing the price of the fee to auto dealers, it is considered to be a principal in accordance with ASC 606. The special promotion events revenue is recognized on a straight-line basis over the promotion period of the contract, which is usually one week, when the services are provided.

2.Significant Accounting Policies (Continued)

g)Revenue recognition (Continued)

Referral service for commercial bank revenue

In October 2019, the Group commenced its auto loan referral services in collaboration with a commercial bank. The referral services provided to the bank include (i) referral services and (ii) periodic guarantee for the following time periods: (a) from the date of loan issuance by the commercial bank to the consumer to the date when the consumer’s vehicle mortgage registration is completed (the mortgage registration procedures should be completed within 120 days after the loan issuance) and (b) no overdue of more than 30 days for any of the first 3 monthly repayment. The referral service and periodic guarantee are two separate performance obligations that meet the criteria to be considered distinct, of which, referral services revenue is recognized at a point in time upon the delivery of the services and a guarantee liability is recorded at fair value at inception of the loans. Revenue from the periodic guarantee is recognized by a systematic and rational amortization method over the term of guarantee period.

Online marketing services and others

Online marketing services revenue

The Group’s online marketing services revenue primarily include (i) live streaming promotion events services, (ii) customer referral services and (iii) marketing information services and (iv) demand-side platform services.

The Group commenced its live streaming promotion events services from the first quarter of 2020, holding promotional events on the live streaming platform of Zhejiang Tmall Technology Co., Ltd. (“Tmall”), which aims at facilitating transactions between consumers and industry customers that includes auto dealers, automakers and automotive service providers. The Group identified only one performance obligation that is to provide the industry customers with arranging, decorating and providing the platform for live show. The Group charges a fixed admission fee per live streaming promotion event from its industry customers. As the Group has control of the services and discretion in establishing the price of live streaming promotion admission fee to auto dealers, automakers and other automotive service providers, it is considered to be a principal in accordance with ASC 606. The live streaming promotion events services revenue is recognized on a straight-line basis over the promotion period of the contract, which is usually one week, when the services are provided.

The Group also commenced its customer referral services from the first quarter of 2020 by referring its industry customers to Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu”) to use the membership services of a Baidu’s auto content distribution platform. The Group identified only one performance obligation that is to provide referral service to Baidu.The Group charges Baidu a fixed rate commission fee based on the membership fee amount for the services rendered. Revenue is recognized at point-in-time when the industry customers successfully register as a membership of Baidu’s auto content distribution platform.

For the marketing information services, the Group generates consumers’ demand information through its online channels and provides to the industry customers upon consumers’ consent. The Group identified only one performance obligation that is to provide consumer’s demand information to the industry customers. The marketing information service fee is charged based on the quantity of consumers’ demand information delivered. Revenue is recognized at a point in time upon the delivery of such consumers’ demand information.

2.Significant Accounting Policies (Continued)

g)Revenue recognition (Continued)

Other revenue

On January 13, 2020, the Company completed the acquisition of Longye, a Software-as-a-Service (“SaaS”) company who mainly provides subscription and support services to industry customers, including auto dealers, automakers and automotive service providers, with access to cloud services, software licenses and related support and updates during the term of the arrangement. Cloud services allow industry customers to use the Group’s multi-tenant software without taking possession of the software. The Group identified the only one performance obligation that is to provide integrated cloud services to industry customers. The Group initially records the subscription and support services fee as deferred revenue upon receipt and then recognizes the revenue on a straight-line basis over the service period, which is usually from one year to five years. The subscription and support services revenue is recognized on a straight-line basis over the period of the contract when the services are provided.

Starting from August 2021,the Group provides aftermarket promotion service to support auto dealers’ aftermarket promotion events during a period. The Group identified one performance obligation that is to provide promotion support services to industry customers. The promotion support service revenue is recognized over the period of the contract when the services are provided.

Contract balances

Contract liabilities primarily result from the timing difference between the Group’s satisfaction of performance obligation and the customers’ payment. Substantial all auto show revenue and referral service for commercial bank revenue and SaaS revenue are recognized over time during the six months ended June 30, 2021 and 2022.

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenues recognized prior to invoicing when the Group has satisfied the Group’s performance obligation and has the unconditional rights to payment.

The Group applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Group has no material incremental costs of obtaining contracts with customers that the Group expects the benefit of those costs to be longer than one year which need to be recognized as assets.

h)Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the condensed consolidated statements of operations and comprehensive loss in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

2.Significant Accounting Policies (Continued)

h)Taxation (Continued)

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its condensed consolidated balance sheet and under other expenses in its condensed consolidated statements of operations and comprehensive loss. The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2021 and June 30, 2022.

i)Concentrations and Risks

Advertising and promotional service provider

The Group relied on advertising and promotional service providers and their affiliates for advertising and promotional service to support its operations during the six months ended June 30, 2021 and 2022. Total number of advertising and promotional service providers accounting for more than 10% is three and three for the six months ended June 30, 2021 and 2022, respectively.

Credit risk

Financial instruments that potentially subject the Group to the concentration of credit risk consist of cash and cash equivalents, restricted cash and accounts and notes receivable. As of December 31, 2021 and June 30, 2022, all of the Group’s cash and cash equivalents and restricted cash were held in large reputable financial institutions located in the United States of America or China, which management consider being of high credit quality. Accounts receivable is typically unsecured and is derived from revenue earned from the Company’s businesses.

Major customers

There were one and two customers whose receivable balances exceeded 10% of the total accounts receivable balances of the Group as December 31, 2021 and June 30, 2022, respectively.

2.Significant Accounting Policies (Continued)

j)Recently adopted accounting pronouncements

The Group qualifies as an “emerging growth company”, or “EGC”, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards.

In December 2019, the FASB issued ASU 2019-12, “Income taxes (Topic 740)—Simplifying the accounting for income taxes”, which simplified the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, Income Taxes. The amendments also improve consistent application or and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. This standard is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years for public companies. Early adoption is permitted. The Group adopted this guidance on January 1, 2022 with no material impact on its condensed consolidated financial statements and related disclosures as a result of adopting the new standard.

In January 2020, the FASB issued ASU 2020-01, “Investments—Equity securities (Topic 321), Investments—Equity method and joint ventures (Topic 323), and Derivatives and hedging (Topic 815)—Clarifying the interactions between Topic 321, Topic 323, and Topic 815”, which clarify the interaction of the accounting for equity securities under Topic 321 and investments under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. This standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020 for public companies. The Group adopted this guidance on January 1, 2022 with no material impact on its condensed consolidated financial statements and related disclosures as a result of adopting the new standard.

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which focuses on amending the legacy guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity. ASU 2020-06 simplifies an issuer’s accounting for convertible instruments by reducing the number of accounting models that require separate accounting for embedded conversion features. ASU 2020-06 also simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification. Further, ASU 2020-06 enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share (EPS) guidance, i.e., aligning the diluted EPS calculation for convertible instruments by requiring that an entity use the if-converted method and that the effect of potential share settlement be included in the diluted EPS calculation when an instrument may be settled in cash or shares, adding information about events or conditions that occur during the reporting period that cause conversion contingencies to be met or conversion terms to be significantly changed. The Group adopted this guidance on January 1, 2022 with no material impact on its condensed consolidated financial statements and related disclosures as a result of adopting the new standard.